Label	Element	Value
Royce ISI Prospectus | Royce International Premier Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000709364_SupplementTextBlock

The Royce Fund

 Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2015

Royce European Small-Cap Fund
(formerly Royce European Smaller-Companies Fund)
Royce Global Value Fund
Royce International Small-Cap Fund
(formerly Royce International Smaller-Companies Fund)
Royce International Premier Fund

The Board of Trustees of The Royce Fund recently approved contractual investment advisory fee rate reductions for each of Royce European Small-Cap Fund, Royce Global Value Fund, Royce International Small-Cap Fund, and Royce International Premier Fund, such fee rate reductions to become effective as of January 1, 2016.

IV. Royce International Premier Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Royce International Premier Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Effective January 1, 2016, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate and the Fund’s expenses and average net assets for the nine-month period ended September 30, 2015.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Royce ISI Prospectus | Royce International Premier Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	1.93%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.93%	[1]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.74%)	[1],[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.19%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,006
Royce ISI Prospectus | Royce International Premier Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	1.43%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.68%	[1]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)	[1],[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.44%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,273

[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate and the Fund's expenses and average net assets for the nine-month period ended September 30, 2015.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.19% and 1.44%, respectively, through December 31, 2016 and at or below 1.74% and 1.99%, respectively, through December 31, 2025.